UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

            Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York,

            NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies — 0.5%
Massachusetts Institute of Technology, 3.89%, 7/01/16	$5,545	$5,729,831
University of Southern California, 3.03%, 10/01/39	13,500	13,623,512
Wesleyan University, 4.78%, 7/01/16	3,275	3,579,732
Worcester Polytechnic Institute, Series 2016, 4.34%, 9/01/56	5,000	5,278,850

		28,211,925
Diversified Financial Services — 0.1%
Western Group Housing LP, 6.75%, 3/15/57 (a)	2,500	3,463,100
Health Care Providers & Services — 0.6%
AHS Hospital Corp., 5.02%, 7/01/45	8,900	10,875,675
New York and Presbyterian Hospital:
4.06%, 8/01/56	4,570	5,033,453
4.76%, 8/01/16	5,000	5,473,790
Premier Health Partners, Series G, 2.91%, 11/15/26	8,635	8,679,298

		30,062,216
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.45%, 5/14/46	8,005	8,597,050
Software — 0.3%
Microsoft Corp., 3.45%, 8/08/36	13,300	13,673,530
Total Corporate Bonds - 1.7%		84,007,821

Municipal Bonds
Alabama — 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	1,200	1,370,172
5.75%, 6/01/45	2,145	2,425,094
6.00%, 6/01/50	2,700	3,094,659
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,872,970

Municipal Bonds	Par (000)	Value
Alabama (continued)
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D (continued):
6.50%, 10/01/53	$15,110	$18,950,660

		29,713,555
Alaska — 0.7%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 1/01/21	5,000	5,747,350
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	3,040	3,088,610
5.00%, 6/01/46	4,500	4,404,150
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	10,000	12,256,800
5.00%, 10/01/34	10,000	12,210,900

		37,707,810
Arizona — 2.5%
Arizona Department of Transportation State Excise Tax Fund Revenue, Refunding RB, 5.00%, 7/01/22	5,000	6,086,250
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB:
5.00%, 7/01/29	5,000	6,251,000
5.00%, 7/01/32	5,000	6,192,850
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,967,550
Banner Health, Series B, 1.24%, 1/01/37 (b)	5,000	4,628,700
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	5,800	6,533,294
Arizona State University, RB, Green Bonds, Series B (c):
5.00%, 7/01/42	5,000	6,143,500
5.00%, 7/01/47	5,000	6,119,050
City of Phoenix Arizona, GO, Refunding (c):
5.00%, 7/01/25	5,000	6,449,500
5.00%, 7/01/26	5,000	6,552,150
5.00%, 7/01/27	6,000	7,792,980
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Project, Series A (a):
6.50%, 7/01/34	965	1,147,954

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Project, Series A (a) (continued):
6.75%, 7/01/44	$1,690	$2,041,469
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	2,795	3,075,367
Basis Schools, Inc. Projects, 5.00%, 7/01/45	6,155	6,704,518
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	1,775	1,953,050
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	1,950	2,122,575
Legacy Traditional School Projects, 5.00%, 7/01/35	2,205	2,377,828
Legacy Traditional School Projects, 5.00%, 7/01/45	1,495	1,601,803
County of Pima Arizona Sewer System Revenue, Refunding RB:
5.00%, 7/01/20	5,000	5,778,850
5.00%, 7/01/22	5,000	6,086,250
5.00%, 7/01/23	5,000	6,222,550
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 7/01/30	5,000	6,241,750
5.00%, 7/01/32	5,000	6,191,800
5.00%, 7/01/34	5,000	6,171,950

		126,434,538
California — 13.6%
Acalanes Union High School District, GO, Series B, 0.00%, 8/01/21 (d)(e)	10,000	1,584,100
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,286,500
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	4,330	7,086,781
Bay Area Toll Authority, Refunding RB, Series A, 1.00%, 4/01/47 (b)	10,000	10,003,900
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A:
Alameda County Securitization Corp., 6.00%, 6/01/42	885	888,655

Municipal Bonds	Par (000)	Value
California (continued)
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A (continued):
Los Angeles County Securitization Corp., 5.25%, 6/01/21	$3,360	$3,432,072
California Health Facilities Financing Authority, Refunding RB, Children’s Hospital Los Angeles, 4.50%, 7/01/23	8,215	8,972,259
California Municipal Finance Authority, RB:
Caritas Affordable Housing, Inc., 5.88%, 8/15/49	1,000	1,150,110
Sycamore Academy Project, 5.38%, 7/01/34 (a)	1,000	1,057,500
Sycamore Academy Project, 5.63%, 7/01/44 (a)	2,760	2,929,216
Urban Discovery Academy Project, 6.00%, 8/01/44 (a)	330	357,618
Urban Discovery Academy Project, 6.13%, 8/01/49 (a)	285	309,311
Vista Charter Middle School, 6.00%, 7/01/44	1,960	2,133,264
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT (a):
5.00%, 7/01/37	5,000	5,631,050
5.00%, 11/21/45	10,000	11,233,300
California School Finance Authority, RB, Alta Public Schools Project, Series A (a):
6.50%, 11/01/34	1,015	1,078,904
6.75%, 11/01/45	1,395	1,499,332
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/31	5,000	6,393,250
5.00%, 11/01/32	5,000	6,357,700
California Statewide Communities Development Authority, RB:
5.00%, 2/01/45	10,000	11,682,100
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41 (a)	5,710	6,544,117
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46 (a)	7,615	8,693,208
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)	27,840	32,232,595

2	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44	$1,250	$1,406,988
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/37	585	592,558
Series A, 6.00%, 5/01/43	3,800	3,862,662
Series B, 6.00%, 5/01/37	265	268,299
Series B, 6.00%, 5/01/43	7,425	7,484,029
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	5,000	6,032,800
City of Glendale California Electric Revenue, Refunding RB, 5.00%, 2/01/38	5,000	6,170,400
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 9/01/49	1,500	1,714,395
City of Los Angeles California, GO:
Series A, 2.00%, 3/30/17	10,000	10,080,600
Series B, 3.00%, 6/29/17	10,000	10,190,700
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 7/01/50	5,200	8,290,308
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 5/15/28	5,000	6,270,900
5.00%, 5/15/32	5,000	6,168,150
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	6,335,150
5.00%, 10/01/32	5,000	6,306,450
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 3/01/23	5,185	6,218,059
Coast Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (d)	15,000	16,265,400
County of California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 6/01/46	21,800	22,145,530
5.60%, 6/01/36	8,150	8,279,015

Municipal Bonds	Par (000)	Value
California (continued)
County of Los Angeles Redevelopment Refunding Authority, Tax Allocation Bonds, Refunding, CRA/LA Project Areas, Series A, 3.38%, 9/01/40	$900	$901,143
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	3,400	4,195,124
East Side Union High School District, GO, Refunding, Series B (NPFGC), 5.25%, 2/01/26	5,000	6,580,350
Eastern Municipal Water District Financing Authority, Refunding RB, Series B (c):
5.00%, 7/01/32	5,000	6,374,400
5.00%, 7/01/33	5,000	6,353,900
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	3,770	4,557,251
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	28,770	29,403,515
Series A (AGM), 5.00%, 6/01/40	5,000	6,086,400
Irvine Ranch Water District, COP, Refunding, 5.00%, 3/01/29	5,000	6,552,650
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/25	5,000	6,531,800
Los Angeles Unified School District, GO, Refunding:
Series A, 5.00%, 7/01/21	5,000	5,993,600
Series A, 5.00%, 7/01/29	5,000	6,380,900
Series B, 5.00%, 7/01/17	5,000	5,188,550
Series B, 5.00%, 7/01/30 (c)	10,000	12,820,100
Marin Community College District, GO, Election 2004, Series B, 5.00%, 8/01/19 (d)	10,000	11,262,900
Merced Union High School District, GO, CAB, Election of 2008, Series C, 0.00%, 8/01/21 (d)(e)	10,000	1,595,500
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B:
5.00%, 11/01/30	5,000	6,342,900
5.00%, 11/01/31	5,000	6,310,600
5.00%, 11/01/32	5,000	6,279,400
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 5/01/23	5,890	6,883,349

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	$11,500	$15,292,815
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 1.09%, 12/01/35 (b)	7,700	7,309,995
San Diego County Water Authority Financing Corp., Refunding RB, Green Bonds, Series A:
5.00%, 5/01/32	5,000	6,372,900
5.00%, 5/01/33	5,000	6,347,600
San Diego Public Facilities Financing Authority, Refunding RB, Ballpark, 5.00%, 10/15/24	5,000	6,375,950
San Diego Unified School District, GO, Refunding, Series R-5, 5.00%, 7/01/29	5,000	6,462,000
San Francisco City & County Airport Commission-San Francisco International Airport, Refunding RB, Series G, 5.25%, 5/01/25	5,000	5,971,600
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Green Bonds, Series A, 5.00%, 10/01/30	5,000	6,363,950
State of California, GO:
5.00%, 9/01/18 (c)	5,000	5,428,100
5.00%, 9/01/20 (c)	5,000	5,820,400
5.00%, 9/01/24 (c)	5,000	6,361,000
Build America Bonds, 7.30%, 10/01/39	3,000	4,634,490
Build America Bonds, Various Purposes, 7.60%, 11/01/40	7,125	11,780,119
State of California, GO, Refunding:
5.00%, 9/01/19 (c)	5,000	5,628,550
5.00%, 9/01/22	5,000	6,114,000
5.00%, 8/01/23	5,000	6,234,600
5.00%, 9/01/25	5,000	6,481,150
5.00%, 9/01/26	5,000	6,568,750
5.00%, 9/01/29 (c)	5,000	6,410,000
5.00%, 9/01/33 (c)	5,000	6,297,800
5.00%, 9/01/34 (c)	5,000	6,272,250
3.75%, 12/01/35	5,000	5,384,900
Series B, 5.00%, 9/01/21	5,000	5,990,950
Various Purposes, 5.00%, 9/01/27	5,000	6,520,400
Various Purposes, 5.00%, 9/01/28	5,000	6,463,500
Various Purposes, 5.00%, 9/01/30	5,000	6,369,000

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Refunding (continued):
Various Purposes, 5.00%, 9/01/31	$5,000	$6,353,400
Various Purposes, 5.00%, 9/01/32	5,000	6,327,500
Various Purposes, 5.00%, 10/01/37	5,000	6,160,500
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series O, 5.00%, 5/01/21	5,000	5,971,850
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,878,200
Stockton Unified School District, GO, Refunding, 5.00%, 8/01/27	5,000	6,333,100
Sweetwater Union High School District, GO, Election of 2006, Series A, 5.63%, 8/01/18 (d)	5,000	5,477,200
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	12,735	12,735,509
5.13%, 6/01/46	7,440	7,440,223
University of California, RB, General:
Series AQ, 4.77%, 5/15/15	4,800	5,411,808
Taxable, Series AD, 4.86%, 5/15/12	4,231	4,869,881
University of California, Refunding RB, General:
Series AI, 5.00%, 5/15/38	5,330	6,458,894
Taxable, Series AJ, 4.60%, 5/15/31	12,915	15,072,192
		687,960,593
Colorado — 0.9%
Castle Oaks Metropolitan District No. 3, GO:
6.25%, 12/01/44	1,825	1,969,504
5.50%, 12/01/45	2,345	2,442,857
City & County of Denver Colorado, Refunding ARB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	5,206,800
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 11/15/21	5,000	5,930,600

4	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Colorado (continued)
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (a)	$1,000	$1,058,320
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	165	180,132
Loveland Classical Schools, 5.00%, 7/01/46	2,000	2,077,420
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	937,233
5.13%, 11/01/49	765	806,761
University Lab School Project, 5.00%, 12/15/45 (a)	2,500	2,662,250
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 2/01/21	5,000	5,733,900
Catholic Health Initiatives, Series A, 5.25%, 2/01/31	5,000	5,638,400
NCMC, Inc. Project, 5.00%, 5/15/28	5,000	6,290,900
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	3,520	3,914,662

		44,849,739
Connecticut — 1.0%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	8,840	9,274,751
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	8,035	8,434,259
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C (a):
5.75%, 2/01/24	3,320	3,394,136
5.75%, 2/01/25	3,755	3,822,440
6.25%, 2/01/30	4,930	5,175,366
South Central Connecticut Regional Water Authority, Refunding RB, 22nd Series, 5.00%, 8/01/18 (d)	10,000	10,834,900

Municipal Bonds	Par (000)	Value
Connecticut (continued)
State of Connecticut, Special Tax Revenue, RB, Build America Bonds, 5.74%, 12/01/29	$6,000	$7,581,900

		48,517,752
Delaware — 0.4%
State of Delaware, GO, Refunding, Series C:
5.00%, 3/01/22	5,000	6,076,350
5.00%, 3/01/23	5,000	6,218,400
State of Delaware, GO, Series A, 5.00%, 3/01/24	5,000	6,361,700

		18,656,450
District of Columbia — 0.9%
Metropolitan Washington Airports Authority, ARB:
Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	5,000	7,913,600
Series B, AMT (AMBAC), 5.00%, 10/01/21	10,000	10,449,000
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT:
5.00%, 10/01/24	5,000	6,181,600
5.00%, 10/01/30	5,000	6,027,350
5.00%, 10/01/19	5,000	5,604,900
Dulles Toll Road Revenue, Dulles Metrorail Project, 5.00%, 10/01/53	10,000	11,305,100

		47,481,550
Florida — 3.5%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	411,356
5.00%, 11/01/31	500	515,545
5.25%, 11/01/46	3,500	3,605,245
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project:
1st Mortgage, Series A, 8.00%, 1/01/34 (f)(g)	550	485,914
1st Mortgage, Series A, 8.25%, 1/01/44 (f)(g)	940	833,141
1st Mortgage, Series A, 8.25%, 1/01/49 (f)(g)	3,010	2,670,412
Series A, 5.75%, 1/01/50	395	395,095
Series B, 7.00%, 1/01/35 (h)	1,390	1,389,972

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	$375	$391,129
5.00%, 5/01/34	750	782,445
5.13%, 5/01/45	1,030	1,075,969
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36 (a)	3,500	3,587,815
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,299,920
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/31	5,000	5,800,400
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project (a):
Series A, 8.25%, 5/15/49	1,000	1,211,670
Series B-2, 6.50%, 5/15/20	3,500	3,507,000
County of Miami-Dade Florida, GO, Refunding, Series A, 5.00%, 7/01/35	5,000	6,196,800
County of Miami-Dade Florida Aviation Revenue, Refunding RB:
AMT, Series A, 5.00%, 10/01/36	5,000	5,826,050
Series B, 2.60%, 10/01/25	5,330	5,381,221
Series C, 5.25%, 10/01/17 (d)	10,000	10,505,200
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	6,125	7,489,037
County of Miami-Dade Florida Seaport Department, RB, AMT, Series B, 5.00%, 10/01/22	1,995	2,350,868
County of Miami-Dade Florida Seaport Department, Refunding RB, AMT, Series D, 5.00%, 10/01/22	1,305	1,537,786
County of Orange Florida Health Facilities Authority, RB, 1st Mortgage Lutheran Tower Project, 5.50%, 7/01/38	1,000	1,015,610
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/28	5,000	5,950,000

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	$1,000	$1,239,900
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	2,475	2,602,611
Florida Department of Environmental Protection, Refunding RB, Florida Forever Project, Series A (c):
5.00%, 7/01/18	5,000	5,371,700
5.00%, 7/01/19	5,000	5,571,150
5.00%, 7/01/24	5,000	6,289,150
5.00%, 7/01/25	5,000	6,395,450
5.00%, 7/01/26	5,000	6,495,750
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	365	383,892
6.00%, 6/15/34	440	464,574
6.13%, 6/15/44	1,705	1,792,535
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	7,194,087
Florida Municipal Power Agency, Refunding RB, Series A, 5.00%, 10/01/21	5,000	5,924,650
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	730	778,472
4.88%, 5/01/35	1,210	1,285,649
4.88%, 5/01/45	2,420	2,550,099
Village of Lakewood Ranch Sector Projects, 4.00%, 5/01/21	1,470	1,519,906
Village of Lakewood Ranch Sector Projects, 4.25%, 5/01/26	1,200	1,252,188
Village of Lakewood Ranch Sector Projects, 5.00%, 5/01/36	3,385	3,567,858
Village of Lakewood Ranch Sector Projects, 5.13%, 5/01/46	6,735	7,132,567
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 5/01/36	2,500	2,493,400

6	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Live Oak Lake Community Development District, Special Assessment Bonds (continued):
4.63%, 5/01/47	$5,000	$4,979,400
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,907,500
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,870	2,021,545
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	6,031,450
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (f)(g)	150	104,985
Tolomato Community Development District, Refunding, Special Assessment:
Convertible CAB, Bonds, Series A2, 0.00%, 5/01/39 (h)	150	121,234
Convertible CAB, Bonds, Series A3, 0.00%, 5/01/40 (h)	360	217,656
Convertible CAB, Bonds, Series A4, 0.00%, 5/01/40 (h)	190	85,204
Bonds, Series 2, 0.00%, 5/01/40 (h)	490	259,568
Series A, 6.38%, 5/01/17	110	110,205
Tolomato Community Development District:
Bonds, Series 1, 0.00%, 5/01/40 (h)	800	500,176
Bonds, Series 3, 6.61%, 5/01/40 (f)(g)	535	5
Series 1, 6.38%, 5/01/17 (f)(g)	5	5,035
Series 3, 6.38%, 5/01/17 (f)(g)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 5/01/35	2,355	2,433,469
5.63%, 5/01/45	3,750	3,867,675
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (a)	1,500	1,711,275

Municipal Bonds	Par (000)	Value
Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	$2,705	$3,020,917

		176,898,491
Georgia — 1.6%
Catoosa County School District, GO:
5.00%, 8/01/21	8,030	9,594,887
5.00%, 8/01/22	8,025	9,813,050
Georgia State Road & Tollway Authority, Refunding RB, 5.00%, 6/01/18	5,000	5,366,400
State of Georgia, GO:
Series A Tranche 2, 5.00%, 2/01/28	5,000	6,508,400
Series A Tranche 2, 5.00%, 2/01/29	5,000	6,468,250
Series A Tranche 2, 5.00%, 2/01/30	5,000	6,435,100
Series A-1, 5.00%, 2/01/20	5,000	5,719,700
Series A-1, 5.00%, 2/01/22	5,000	6,060,400
Series A-1, 5.00%, 2/01/26	5,000	6,594,750
State of Georgia, GO, Refunding:
Series C-1, 5.00%, 1/01/23	5,000	6,189,750
Series C-1, 5.00%, 1/01/24	5,000	6,333,900
Series C-1, 5.00%, 7/01/26	5,000	6,642,800

		81,727,387
Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	470	519,204
Hawaii — 0.5%
State of Hawaii, GO, Refunding, Series FE, 5.00%, 10/01/25	5,000	6,472,200
State of Hawaii, GO, Series FB:
5.00%, 4/01/22	5,000	6,050,200
5.00%, 4/01/23	5,000	6,189,500
University of Hawaii, Refunding RB, 5.00%, 10/01/29	5,000	6,381,900

		25,093,800
Idaho — 0.2%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	7,925	7,988,558
Illinois — 2.8%
Chicago Transit Authority, RB, Pension Funding:
Series A, 6.90%, 12/01/40	3,050	4,068,791

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Chicago Transit Authority, RB, Pension Funding (continued):
Series B, 6.90%, 12/01/40	$3,200	$4,268,896
City of Chicago Illinois, GO, Refunding:
Series A, 5.00%, 1/01/35	5,000	5,138,650
Series C, 5.00%, 1/01/40	5,000	5,052,300
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	1,100	1,086,602
Illinois Finance Authority, RB, Clean Water Inititative Revenue (c):
5.00%, 7/01/19	5,000	5,580,850
5.00%, 7/01/20	5,000	5,762,600
5.00%, 7/01/24	5,000	6,281,950
5.00%, 1/01/27	5,000	6,364,750
5.00%, 1/01/28	5,000	6,306,100
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	1,000	1,093,910
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,500	2,713,875
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,858,550
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	6,055,650
Presence Health Network, Series C, 5.00%, 2/15/23	5,000	5,765,900
Presence Health Network, Series C, 5.00%, 2/15/25	5,000	5,847,700
Presence Health Network, Series C, 5.00%, 2/15/26	5,000	5,885,500
Northern Illinois Municipal Power Agency, Refunding RB, Series A (c):
5.00%, 12/01/21	5,000	5,899,550
5.00%, 12/01/27	5,000	6,297,800
5.00%, 12/01/30	5,000	6,176,050
5.00%, 12/01/41	5,000	6,000,350
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,013,860
State of Illinois, GO, Refunding, 5.00%, 8/01/17	5,000	5,173,800
State of Illinois, GO:
5.00%, 2/01/22	5,000	5,621,550
5.00%, 2/01/24	5,000	5,743,950
Series A, 4.00%, 1/01/17	10,000	10,099,400

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
Series A, 5.00%, 4/01/22	$5,000	$5,634,400

		142,793,284
Indiana — 0.2%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,284,820
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	715	839,610
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.25%, 1/01/51	5,000	5,637,500
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,025,817

		11,787,747
Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	19,645	20,431,389
5.50%, 12/01/22	2,500	2,588,600
5.25%, 12/01/25	11,350	12,224,858
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20 (i)	1,000	1,154,030
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	6,510	6,556,612
Series C, 5.50%, 6/01/42	2,000	2,000,060
Series C, 5.63%, 6/01/46	4,960	4,972,797

		49,928,346
Kentucky — 0.4%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, RB, Norton Healthcare Obligated Group, 5.00%, 10/01/27	5,000	6,051,200

8	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Life Communities Project, Series S:
6.00%, 11/15/36	$2,000	$2,045,740
6.25%, 11/15/46	5,515	5,703,558
6.38%, 11/15/51	5,405	5,599,147

		19,399,645
Louisiana — 0.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (a)	5,920	6,397,034
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Healthcare, Series A, 5.00%, 7/01/41	5,000	5,845,900
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,546,200

		11,392,100
Maryland — 2.4%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project:
5.13%, 7/01/36	600	633,816
5.25%, 7/01/44	1,220	1,286,356
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,850	3,278,269
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,289,761
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 3/31/24	25,000	29,256,750
5.00%, 9/30/26	10,000	11,574,300
5.00%, 3/31/41	10,000	11,949,900
5.00%, 3/31/46	5,300	6,302,654
5.00%, 3/31/51	10,000	11,891,600
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,140	1,162,219

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Western Maryland Health System, 5.00%, 7/01/18	$6,195	$6,668,732
State of Maryland, GO, First Series:
5.00%, 6/01/21	5,000	5,963,900
5.00%, 6/01/22	5,000	6,110,400
5.00%, 6/01/23	5,000	6,251,350
5.00%, 6/01/24	5,000	6,392,100
State of Maryland, GO, Refunding:
2nd Series C, 5.00%, 8/01/21	5,000	5,991,250
State & Local Facilities Loan, 5.00%, 8/01/21	5,000	5,991,250

		121,994,607
Massachusetts — 4.1%
Commonwealth of Massachusetts, GO, Refunding:
Series B, 5.00%, 7/01/31	5,000	6,373,850
Series B, 5.00%, 7/01/32	5,000	6,343,100
Series B, 5.00%, 7/01/33	5,000	6,317,550
Series B, 5.00%, 7/01/36	5,000	6,251,800
Series B, 5.00%, 7/01/37	5,000	6,236,750
Series B, 5.00%, 7/01/34	5,000	6,292,150
Series B, 5.00%, 7/01/35	5,000	6,266,900
Series B, 5.00%, 7/01/38	5,000	6,221,700
Series C, 5.00%, 4/01/20	5,000	5,743,200
Series C, 5.00%, 10/01/21	5,000	6,001,100
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 3/01/19 (d)	10,000	11,065,600
Series A, 5.00%, 3/01/22	5,000	6,037,550
Series A, 5.00%, 3/01/23	5,000	6,177,700
Series D, 5.00%, 4/01/26	5,000	6,543,700
Commonwealth of Massachusetts, RB, Accelerated Bridge Program, Series A, 5.00%, 6/15/27	5,000	6,270,450
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, Rail Enhancement Folder, 5.00%, 6/01/22	5,000	6,116,700
Massachusetts Bay Transportation Authority, Refunding RB, Series A, 4.00%, 7/01/17	8,000	8,232,480
Massachusetts Clean Water Trust, Refunding RB, State Water Pollution Abatement, 5.00%, 8/01/22	5,000	6,134,650

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB:
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/34	$5,000	$6,174,850
Emmanuel College Issue, Series B, 3.98%, 10/01/30	6,950	7,041,879
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 7/01/23	5,000	6,107,100
Caregroup, Series H-1, 5.00%, 7/01/24	5,000	6,213,550
Caregroup, Series H-1, 5.00%, 7/01/25	5,000	6,292,000
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,000	2,034,740
Emmanuel College Issue, Series A, 5.00%, 10/01/36	5,000	5,878,700
Emmanuel College Issue, Series A, 5.00%, 10/01/43	10,000	11,719,400
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 1/01/24	5,000	5,854,550
Series A, 5.00%, 1/01/22	10,000	11,412,300
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 1/01/27	1,000	1,004,100
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 5/01/37	5,000	6,081,450
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41	10,000	11,630,800

		206,072,349
Michigan — 1.5%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 7/01/23	6,410	7,496,367
Series D (AGM), 1.03%, 7/01/32 (b)	5,000	4,538,900
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 7/01/34	4,000	4,711,720
Government Loan Program, Series C, 5.00%, 7/01/35	4,000	4,694,560

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB (continued):
Local Government Loan Program, Series B, 5.00%, 7/01/44	$5,000	$5,697,050
Student Loan Refunding, AMT, Series 25-A, 5.00%, 11/01/21	4,090	4,665,545
Unemployment Obligation Assessment, Series A, 5.00%, 7/01/17	10,000	10,373,700
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	11,095	10,883,862
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	2,375	2,446,559
State of Michigan, Refunding RB, 5.00%, 3/15/24	15,585	19,343,634

		74,851,897
Minnesota — 2.4%
Bloomington Minnesota Independent School District No. 271, GO, Refunding, Series A, 5.00%, 2/01/22	5,000	6,031,350
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 7/01/35	665	694,254
5.50%, 7/01/40	750	777,000
5.75%, 7/01/46	1,220	1,275,827
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 7/01/50	2,500	2,733,775
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 7/01/47	3,000	3,091,680
Elk River Minnesota Independent School District No. 728, GO, Refunding, Series C:
5.00%, 2/01/20	5,000	5,703,000
5.00%, 2/01/21	5,000	5,884,800
Lakeville Independent School District No. 194, GO, Refunding, School Building, Series A:
5.00%, 2/01/23	5,000	6,166,750
5.00%, 2/01/24	5,000	6,296,150
Rosemount-Apple Valley-Eagan Minnesota Independent School District No. 196, GO, Series A:
5.00%, 2/01/20	5,000	5,712,100
5.00%, 2/01/21	5,000	5,894,300

10	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Minnesota (continued)
Rosemount-Apple Valley-Eagan Minnesota Independent School District No. 196, GO, Series A (continued):
5.00%, 2/01/22	$5,000	$6,040,100
5.00%, 2/01/23	5,000	6,184,150
5.00%, 2/01/24	5,000	6,316,300
5.00%, 2/01/25	5,000	6,417,850
South Washington County Independent School District No. 833, GO, Series B, Refunding, School Building:
5.00%, 2/01/24	5,000	6,296,150
5.00%, 2/01/25	5,000	6,399,600
State of Minnesota, GO, Refunding, Series D, 5.00%, 8/01/24	5,000	6,393,150
State of Minnesota, GO, Series A, 5.00%, 8/01/21	10,000	11,971,800
Stillwater Minnesota Independent School District No. 834, GO, Series A:
5.00%, 2/01/25	5,000	6,230,200
5.00%, 2/01/26	5,000	6,209,350
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,290,528

		120,010,164
Mississippi — 0.1%
Mississippi Development Bank, Refunding RB, Department of Correction, 2.54%, 8/01/24	5,160	5,277,493
Missouri — 0.9%
County of Jackson Missouri, Refunding RB, Truman Sports Complex Project:
5.00%, 12/01/20	5,000	5,834,600
5.00%, 12/01/22	5,000	6,074,000
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 8/15/45	1,800	1,890,252
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (a):
5.75%, 11/15/36	8,380	8,695,004
6.00%, 11/15/46	5,970	6,246,411
6.00%, 11/15/51	3,360	3,484,925
Missouri Highway & Transportation Commission, Refunding RB, Series A, 5.00%, 5/01/22	5,000	6,098,200

Municipal Bonds	Par (000)	Value
Missouri (continued)
State Louis County Reorganized School District No. R-6, GO, Refunding, 5.00%, 2/01/21	$5,000	$5,890,350

		44,213,742
Nevada — 1.1%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	9,095	9,096,001
Clark County Nevada, GO, Refunding, Series A, 5.00%, 11/01/20	5,000	5,825,250
Clark County Nevada Department of Aviation, Refunding RB, AMT, Series B, 5.00%, 7/01/17	5,000	5,174,000
Clark County School District, GO, Refunding:
Series A, 5.00%, 6/15/21	5,000	5,916,200
Series A, 5.00%, 6/15/22	5,000	6,037,950
Series A, 5.00%, 6/15/23	5,000	6,152,550
Series A, 5.00%, 6/15/24	5,000	6,266,600
Series C, 5.00%, 6/15/26	5,000	6,382,100
Series C, 5.00%, 6/15/27	5,000	6,344,650
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 6/01/23	390	440,961
5.00%, 6/01/24	265	300,807

		57,937,069
New Hampshire — 0.2%
New Hampshire State Turnpike System, RB, Series A:
5.00%, 10/01/20	5,000	5,809,100
5.00%, 10/01/21	5,000	5,960,000

		11,769,100
New Jersey — 4.2%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	7,105	7,427,638
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,729,230
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	280	292,550
Leap Academy Charter School, Series A, 6.20%, 10/01/44	230	239,922

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Leap Academy Charter School, Series A, 6.30%, 10/01/49	$375	$392,467
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	6,825	7,923,620
New Jersey EDA, Refunding RB:
5.00%, 6/15/19	5,000	5,395,350
School Facilities Construction, Series II, 5.00%, 3/01/23	5,000	5,656,100
Series A, 5.00%, 6/15/18	5,000	5,336,150
Series A, 5.00%, 6/15/19	5,000	5,463,800
Series A, 5.00%, 6/15/20	5,000	5,565,950
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series G, 2.73%, 7/01/25 (c)	5,165	5,154,515
College of New Jersey, Series G, 3.12%, 7/01/28 (c)	5,000	4,981,300
College of New Jersey, Series G, 3.42%, 7/01/31 (c)	5,000	5,043,150
College of New Jersey, Series G, 3.46%, 7/01/32 (c)	3,000	3,023,490
College of New Jersey, Series G, 3.64%, 7/01/34 (c)	2,000	2,028,280
Princeton University, Series A, 5.00%, 7/01/22	5,000	6,129,000
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,214,868
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A:
5.00%, 7/01/23	1,100	1,314,269
5.00%, 7/01/24	3,100	3,680,940
5.00%, 7/01/25	1,000	1,181,910
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,140	5,871,628
5.00%, 12/01/22	5,000	5,765,300
5.00%, 12/01/23	5,000	5,851,650
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	5,000	5,972,250

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (e):
(AGM), 0.00%, 12/15/33	$10,000	$5,433,100
(AMBAC), 0.00%, 12/15/36	10,000	4,477,400
(NATL), 0.00%, 12/15/27	10,000	6,981,600
(NATL), 0.00%, 12/15/31	10,000	5,804,200
(AMBAC), 0.00%, 12/15/35	10,000	4,693,600
New Jersey Transportation Trust Fund Authority, Refunding RB:
(NPFGC), 5.25%, 12/15/21	5,000	5,810,250
Series A, 5.00%, 12/15/17	5,000	5,254,850
State of New Jersey, GO, Refunding, Series T, 5.00%, 6/01/22	5,000	5,909,700
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	6,940	7,072,832
5.00%, 6/01/29	2,840	2,866,554
5.00%, 6/01/41	57,500	56,280,425

		213,219,838
New York — 16.3%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (c):
5.00%, 7/15/28	8,750	10,965,062
5.00%, 7/15/30	10,000	12,408,000
5.00%, 7/15/42	25,000	30,304,500
Build NYC Resource Corp., RB, 5.00%, 11/01/39	2,500	2,696,075
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	400	459,856
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	5,000	5,224,950
City of New York New York, GO, Refunding:
5.00%, 8/01/17	5,000	5,202,350
5.00%, 8/01/18	5,000	5,409,100
5.00%, 8/01/24	5,000	5,585,850
Series C, 3.00%, 8/01/17	10,000	10,222,100
Series G, 5.00%, 8/01/17	5,000	5,202,350
Series I, 5.00%, 8/01/25	5,000	6,251,200
Sub Series A-1, 5.00%, 8/01/19	5,000	5,606,500

12	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	$35,000	$36,999,900
5.00%, 6/01/42	28,915	28,842,134
5.00%, 6/01/45	10,630	10,590,563
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	14,795	14,435,481
County of Nassau New York, GO, Series B:
5.00%, 10/01/17	5,635	5,899,451
5.00%, 10/01/19	5,000	5,624,400
County of Nassau New York Tobacco Settlement Corp., Refunding RB:
Asset-Backed, Series A-3, 5.13%, 6/01/46	14,985	14,727,708
Series A1, 6.83%, 6/01/21	2,604	2,603,907
County of Suffolk New York, GO, Series C:
5.00%, 5/01/19	5,000	5,532,400
5.00%, 5/01/20	5,000	5,702,050
5.00%, 5/01/21	5,000	5,843,250
5.00%, 5/01/22	5,000	5,972,350
5.00%, 5/01/23	5,000	6,069,750
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,629,449
County of Westchester New York Industrial Development Agency, RB, White Plains Facilities (ACA), 6.25%, 10/15/27	4,000	3,769,080
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	18,765	18,765,751
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/38	5,000	6,001,750
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/33	5,000	6,242,250

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2017, Sub-Series A-2, 2.28%, 5/01/26	$13,035	$12,989,899
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/22	10,000	12,318,800
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (a):
Class 1, 5.00%, 11/15/44	49,285	57,143,493
Class 2, 5.15%, 11/15/34	240	281,851
Class 2, 5.38%, 11/15/40	570	680,557
Class 3, 7.25%, 11/15/44	1,655	2,190,061
New York State Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/43	5,000	5,967,550
Series 2015B-A, 5.00%, 3/15/23	5,000	6,223,450
Series 2015B-B, 5.00%, 3/15/32	5,000	6,291,150
Series B, 5.00%, 3/15/21	5,000	5,919,450
Series B, 5.00%, 3/15/22	5,000	6,064,800
New York State Dormitory Authority, Refunding RB:
Icahn School of Medicine at Mt. Sinai, 5.00%, 7/01/25	5,000	6,310,600
New York University, Series A, 5.00%, 7/01/42	5,000	5,863,950
Series A, 5.00%, 3/15/21	5,000	5,936,650
St. John’s University, Series A, 5.00%, 7/01/32	5,000	6,109,250
Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,772,726
Yeshiva University, 5.00%, 9/01/19 (d)	160	179,355
Yeshiva University, 5.00%, 9/01/38	755	762,324
New York State Environmental Facilities Corp., Refunding RB, Sub Series A, 5.00%, 6/15/17	8,000	8,283,280
New York State Housing Finance Agency, RB, Series C (Fannie Mae):
2.75%, 11/01/31	5,000	5,007,950
3.25%, 11/01/41	5,000	5,103,450
3.35%, 11/01/46	5,000	5,102,950

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Thruway Authority, Refunding RB:
5.00%, 1/01/28	$5,000	$6,254,850
5.00%, 1/01/31	5,000	6,107,350
Series A, 5.00%, 5/01/19	10,000	11,112,400
New York State Urban Development Corp., RB:
Series A, 5.00%, 3/15/20	5,000	5,737,650
Series E, 5.00%, 3/15/23	5,000	6,198,500
New York State Urban Development Corp., Refunding RB:
5.00%, 3/15/32	10,000	12,506,900
Personal Income Tax Revenue, Series A, 5.00%, 3/15/26	5,000	6,546,800
Personal Income Tax, Series A, 5.00%, 3/15/24	5,000	6,317,750
Personal Income Tax, Series A, 5.00%, 3/15/27	5,000	6,470,650
Personal Income Tax, Series A, 5.00%, 3/15/28	5,000	6,420,750
Series A, 5.00%, 3/15/34	5,000	6,174,800
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/34	10,000	11,706,100
5.00%, 7/01/41	10,000	11,529,800
5.00%, 7/01/46	25,000	28,729,750
5.25%, 1/01/50	30,000	35,090,400
New York Transportation Development Corp., Refunding RB, AMT:
American Airlines, Inc., 5.00%, 8/01/26	34,855	38,828,121
American Airlines, Inc., 5.00%, 8/01/31	21,260	23,373,457
Terminal One Group Association LP, 5.00%, 1/01/19	5,000	5,463,700
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	1,000	1,014,680
Port Authority of New York & New Jersey, ARB, Consolidated, Series 192, 4.81%, 10/15/65	6,675	8,292,152

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/22	$5,025	$6,104,370
180th Series, 5.00%, 9/01/22	5,000	6,044,100
193rd Series, 5.00%, 10/15/19	5,000	5,623,550
193rd Series, 5.00%, 10/15/20	5,000	5,790,150
195th Series, 5.00%, 10/01/25	5,000	6,370,000
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/22	5,245	6,469,445
5.00%, 10/15/24	5,000	6,437,950
5.00%, 10/15/25	5,000	6,411,300
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series B, 5.00%, 6/01/18	7,200	7,735,968
Town of Oyster Bay New York, GO:
3.75%, 3/31/17	1,550	1,560,959
3.75%, 3/31/17	1,045	1,052,388
Town of Oyster Bay New York, GO, Refunding:
Series C, 4.00%, 6/01/18	5,040	5,099,724
Series D, 3.88%, 6/28/17	2,545	2,566,276
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/22	5,000	6,164,900
TSASC, Inc., Refunding RB, Series 1:
5.00%, 6/01/26	7,000	7,015,960
5.00%, 6/01/34	18,605	18,623,605
Ulster Tobacco Asset Securitization Corp., RB:
6.00%, 6/01/40	1,040	1,040,489
CAB, 6.45%, 6/01/40	880	895,083
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	19,800	19,899,000
		827,074,840
North Carolina — 2.0%
County of Guilford North Carolina, GO, Refunding, Series A:
5.00%, 2/01/22	5,000	6,054,550
5.00%, 2/01/23	5,000	6,195,200

14	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
County of Wake North Carolina, Refunding RB, Series A:
5.00%, 12/01/22	$5,000	$6,144,000
5.00%, 12/01/24	5,000	6,383,900
5.00%, 12/01/28	5,000	6,508,600
5.00%, 12/01/29	5,000	6,470,550
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	10,000	11,211,600
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	201,626
4.30%, 1/01/18	555	572,949
4.50%, 1/01/19	520	549,848
4.75%, 1/01/21	270	291,778
5.00%, 1/01/22	290	314,105
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	2,470	2,666,044
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	2,500	2,887,600
Vidant Health, 5.00%, 6/01/30	5,000	6,144,350
Vidant Health, 5.00%, 6/01/31	5,000	6,126,450
Vidant Health, 5.00%, 6/01/32	5,000	6,108,600
Vidant Health, 5.00%, 6/01/33	5,000	6,086,400
State of North Carolina, GO, 5.00%, 6/01/18	10,000	10,763,800
State of North Carolina, GO, Refunding, Series C, 5.00%, 5/01/24	5,895	7,522,786
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 3/01/40 (a)	2,100	2,208,297
		101,413,033
Ohio — 2.4%
American Municipal Power, Inc., Refunding RB, Prairie State Energy Campus Project, Series B, 5.00%, 2/15/34 (b)(h)	5,000	5,497,300

Municipal Bonds	Par (000)	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 6/01/47	$73,800	$73,386,720
6.50%, 6/01/47	2,500	2,565,375
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 7/01/42	7,475	9,022,773
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	5,900	7,200,832
State of Ohio, GO, Refunding, Series A, 5.00%, 12/15/24	5,000	6,406,100
State of Ohio, GO, Series C, 5.00%, 11/01/27	5,000	6,328,850
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 12/31/23	1,295	1,558,740
5.00%, 6/30/22	2,190	2,567,841
5.00%, 6/30/21	1,975	2,281,638
5.00%, 12/31/22	1,550	1,833,371
5.00%, 6/30/23	1,305	1,556,226
		120,205,766
Oklahoma — 0.4%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	940	957,850
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (b)	17,820	20,737,847
		21,695,697
Oregon — 3.4%
City of Portland Oregon Sewer System Revenue, Refunding RB (c):
1st Lien, Series A, 5.00%, 6/15/21	8,215	9,796,223
1st Lien, Series A, 5.00%, 6/15/22	5,000	6,108,150
1st Lien, Series A, 5.00%, 6/15/23	9,050	11,313,767
1st Lien, Series A, 5.00%, 6/15/24	5,000	6,380,250
1st Lien, Series A, 5.00%, 6/15/25	9,980	12,952,443
1st Lien, Series A, 5.00%, 6/15/26	10,480	13,828,779

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	15

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Oregon (continued)
City of Portland Oregon Sewer System Revenue, Refunding RB (c) (continued):
1st Lien, Series A, 5.00%, 6/15/27	$11,005	$14,403,674
2nd Lien, Series B, 5.00%, 6/15/19	6,630	7,413,733
2nd Lien, Series B, 5.00%, 6/15/20	6,075	7,022,275
2nd Lien, Series B, 5.00%, 6/15/23	10,000	12,471,800
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	967,260
Metro Oregon, GO, 5.00%, 6/01/20	5,000	5,765,500
Port of Morrow Oregon, RB, Bonneville Cooperation Project, 2.99%, 9/01/36	4,165	4,212,481
State of Oregon, GO, Refunding:
Article XI-Q, Series D, 5.00%, 5/01/41	5,000	6,242,600
Article XI-Q, Series F, 5.00%, 5/01/29	5,000	6,461,650
Article XI-Q, Series F, 5.00%, 5/01/34	5,000	6,327,450
Article XI-Q, Series F, 5.00%, 5/01/35	5,000	6,297,350
Article XI-Q, Series F, 5.00%, 5/01/39	8,350	10,441,675
Article XI-Q, Series G, 5.00%, 11/01/23	5,000	6,298,900
Series L, 5.00%, 11/01/19	5,000	5,670,950
Tri-County Metropolitan Transportation District, RB, Series A:
5.00%, 10/01/19	5,825	6,537,281
Capital Grant Receipt, 5.00%, 10/01/22	5,090	6,032,719
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,105,280

Municipal Bonds	Par (000)	Value
Oregon (continued)
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community (continued):
5.00%, 11/15/51	$730	$804,117

		174,856,307
Pennsylvania — 2.2%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT:
5.00%, 6/15/18	5,000	5,355,500
5.00%, 6/15/21	5,000	5,834,000
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	4,045	4,553,821
5.63%, 7/01/42	1,675	1,879,082
Commonwealth of Pennsylvania, GO, 2nd Series:
5.00%, 9/15/18	5,000	5,416,300
5.00%, 9/15/19	5,000	5,591,300
5.00%, 9/15/24	5,000	6,193,400
5.00%, 9/15/26	5,000	6,357,800
Commonwealth of Pennsylvania, GO, Refunding, 1st Series:
5.00%, 7/01/17	5,000	5,182,150
5.00%, 9/15/25	5,000	6,283,950
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	988,232
5.00%, 12/01/23	985	1,092,138
5.00%, 12/01/24	1,035	1,149,274
5.00%, 12/01/25	750	835,065
5.25%, 12/01/45	1,500	1,579,605
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 4/01/33	1,575	1,674,934
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	1,950	1,953,393
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	4,865	5,111,218

16	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	$2,350	$2,619,146
Pennsylvania Economic Development Financing Authority, RB:
Build America Bonds, Series B, 6.53%, 6/15/39	5,000	6,138,700
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/20	5,000	5,633,600
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/21	5,000	5,752,450
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,807,300
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/22	4,495	5,255,599
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,651,602
Pennsylvania State University, Refunding RB, Series B, 5.00%, 9/01/22	5,000	6,099,950
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 1/01/27	3,100	3,475,968

		111,465,477
Puerto Rico — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A, 0.00%, 5/15/50 (e)	38,615	3,576,521
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35 (f)(g)	16,450	10,754,188
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 7/01/38	6,950	4,282,938
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	14,670	10,616,972
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24	2,820	2,098,559

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A (continued):
6.00%, 7/01/38	$9,770	$7,108,359

		38,437,537
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 6/01/40	5,000	5,568,800
South Carolina — 1.6%
Aiken County Consolidated School District, GO, Series A, 5.00%, 3/01/20	5,285	6,048,313
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District, 5.00%, 12/01/30	5,005	6,134,628
County of Charleston South Carolina, GO, Refunding, 5.00%, 11/01/23	5,000	6,310,650
County of York South Carolina, GO, 5.00%, 4/01/22	5,000	6,056,250
Horry County South Carolina School District, GO:
5.00%, 3/01/19	5,000	5,598,250
5.00%, 3/01/20	5,000	5,727,750
5.00%, 3/01/23	5,000	6,196,000
5.00%, 3/01/24	5,000	6,326,900
5.00%, 3/01/25	5,000	6,447,850
Horry County South Carolina School District, RB:
5.00%, 3/01/21	5,000	5,878,850
5.00%, 3/01/22	5,000	6,052,950
Richland County School District No. 2, GO, Refunding, Series A, 5.00%, 2/01/23	5,000	6,173,700
South Carolina Job EDA, RB, Series A, 5.25%, 8/15/46 (a)	1,580	1,651,590
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	5,545	8,257,780

		82,861,461
Texas — 6.4%
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,324,425

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	17

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/33	$6,305	$7,984,904
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 7/15/35	7,400	8,299,988
City of Houston Texas Airport System, Refunding ARB, AMT:
Series C, 5.00%, 7/15/20	15,950	17,686,317
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 7/15/30	1,000	1,168,370
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 7/15/38	3,000	3,493,830
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,921,750
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	13,000	14,744,340
County of Fort Bend Texas, GO, Refunding, Series B:
5.00%, 3/01/27	5,000	6,366,500
5.00%, 3/01/28	5,000	6,319,950
County of Harris Texas, Refunding RB, Senior Lien:
Series A, 5.00%, 8/15/31	5,000	6,317,000
Series A, 5.00%, 8/15/32	5,000	6,291,350
Series A, 5.00%, 8/15/33	5,000	6,265,850
Toll Road, 5.25%, 8/15/18 (d)	10,000	10,896,000
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 5.75%, 1/01/28	500	586,620
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,325	1,407,548
Texas Children’s Hospital, 5.00%, 10/01/19	5,000	5,619,500
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,871,987
Dallas Area Rapid Transit, Refunding RB (BHAC), 5.25%, 12/01/18 (d)	25,000	27,571,250

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas County Community College District, GO, Refunding, 5.00%, 2/15/19	$10,000	$11,050,200
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,588,150
Series C, 5.13%, 11/01/43	10,000	11,596,500
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	5,000	5,893,450
Decatur Hospital Authority, Refunding RB, 5.25%, 9/01/44	1,880	2,043,560
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (a)	10,960	11,692,347
New Hope Texas Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	1,250	1,351,625
North Central Texas Health Facility Development Corp., Refunding RB, 5.00%, 8/15/32	5,015	5,895,735
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 7/01/17	10,000	10,367,700
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22 (f)(g)	2,570	2,280,438
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien, Series D, 6.25%, 12/15/26	5,000	6,327,650
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/20	5,000	5,704,050
5.00%, 12/15/23	10,000	11,881,300
5.00%, 12/15/24	10,000	11,796,600
5.00%, 12/15/25	10,000	11,744,900
5.00%, 12/15/30	5,000	5,757,650
5.00%, 12/15/31	5,000	5,738,750
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT:
5.00%, 12/31/40	14,575	17,087,584
5.00%, 12/31/45	11,000	12,847,230
5.00%, 12/31/50	5,000	5,773,400
5.00%, 12/31/55	5,000	5,742,750

18	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas State University System, Refunding RB, Series A:
5.00%, 3/15/22	$5,000	$6,025,900
5.00%, 3/15/23	5,000	6,162,400
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 9/01/43	2,000	2,129,800

		323,617,148
Utah — 0.2%
Utah State Charter School Finance Authority, RB, Early Light Academy (a):
5.00%, 7/15/34	530	551,242
5.13%, 7/15/49	4,830	5,019,143
Utah Transit Authority, Refunding RB, Series C (AGM), 5.25%, 6/15/25	5,000	6,532,350

		12,102,735
Virginia — 1.9%
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project (a):
5.15%, 3/01/35	1,000	1,062,620
5.40%, 3/01/45	2,000	2,124,100
County of Arlington Virginia, GO, Refunding, Series B:
5.00%, 8/15/22	5,000	6,140,300
5.00%, 8/15/23	5,000	6,281,000
5.00%, 8/15/24	5,000	6,420,150
5.00%, 8/15/26	5,000	6,651,050
County of Fairfax Virginia, GO, Refunding, Series B, 5.00%, 4/01/24	5,000	6,369,100
County of Fairfax Virginia, GO, Series A:
5.00%, 10/01/21 (d)	5,180	6,235,736
5.00%, 10/01/26	5,000	6,397,450
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	1,155	1,240,666
Residential Care Facility, 5.00%, 7/01/47	1,985	2,116,864
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 6/01/22	625	731,169
5.00%, 6/01/23	420	487,326

Municipal Bonds	Par (000)	Value
Virginia (continued)
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 3/01/23	$1,000	$1,046,740
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (a):
5.00%, 3/01/35	2,980	3,048,331
5.00%, 3/01/45	3,055	3,114,328
Shops at White Oak Village Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	467	474,318
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	13,645	11,768,267
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	3,340	3,688,295
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/35	745	828,649
5.00%, 7/01/45	2,215	2,445,980
Virginia Public School Authority, RB, Refunding, Prince William Co.:
5.00%, 8/01/19	5,000	5,620,100
5.00%, 8/01/22	5,000	6,128,250
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40 (b)	5,000	5,137,600

		95,558,389
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Refunding and Improvement, Series S-1, 5.00%, 11/01/45	5,000	6,100,650
City of Seattle Washington, GO, Refunding, Series A:
5.00%, 4/01/23	5,000	6,196,600
5.00%, 4/01/24	5,000	6,316,400
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32	2,255	2,409,625

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	19

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Washington (continued)
State of Washington, GO, Series 2017-A:
5.00%, 8/01/41	$5,000	$6,180,850
5.00%, 8/01/30	5,000	6,368,950
5.00%, 8/01/31	5,000	6,343,150
5.00%, 8/01/32	10,000	12,624,600
5.00%, 8/01/33	10,000	12,573,600
5.00%, 8/01/34	10,000	12,522,800
5.00%, 8/01/35	10,000	12,472,200
5.00%, 8/01/36	10,000	12,441,900
5.00%, 8/01/37	5,000	6,210,900
5.00%, 8/01/38	5,000	6,200,900
5.00%, 8/01/39	5,000	6,190,850
5.00%, 8/01/40	5,000	6,185,850
University of Washington, RB, Series A:
5.00%, 1/01/34	1,000	1,225,440
5.00%, 1/01/35	1,000	1,220,950
5.00%, 1/01/36	1,000	1,218,260
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 1/01/32	1,000	1,234,490
5.00%, 1/01/33	1,000	1,229,950
Washington Health Care Facilities Authority, RB, Washington Health Group Coop (AGM)(AGC), 4.75%, 12/01/31	5,000	5,090,150
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35	445	479,430
7.00%, 7/01/45	760	826,371

		139,864,866
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 6/01/23	5,000	6,072,250
5.00%, 6/01/24	5,000	6,183,700
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	10,800	10,395,432

		22,651,382
Wisconsin — 0.9%
Public Finance Authority, RB, Bancroft Neurohealth Project, Series A, 5.13%, 6/01/48 (a)	3,500	3,604,055

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	$3,175	$3,349,657
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,338,354
National Gypsum Co., AMT, 4.00%, 8/01/35	4,840	4,979,779
State of Wisconsin, GO, Refunding:
Series 1, 5.00%, 11/01/20	5,800	6,788,378
Series 4, 5.00%, 5/01/25	5,000	6,390,400
State of Wisconsin, Refunding RB, Series B, 3.29%, 5/01/37	3,025	3,113,965
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/35	5,000	6,148,600
Mile Bluff Medical Center, 5.50%, 5/01/34	875	960,872
Mile Bluff Medical Center, 5.75%, 5/01/39	1,060	1,163,043
Wisconsin Housing & EDA, Refunding RB, Series C, 3.88%, 11/01/35	5,000	5,343,350

		45,180,453
Total Municipal Bonds - 89.8%		4,553,147,733

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Arizona — 0.5%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	10,000	11,904,583
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	12,217,200

		24,121,783
California — 4.4%
California Educational Facilities Authority, RB, California Institute of Technology:
5.00%, 11/01/19 (d)	10,000	11,275,268
5.00%, 9/01/45	10,490	12,837,974
5.00%, 10/01/46	10,000	12,368,296

20	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 8/15/43	$10,000	$11,888,575
Stanford Hospital and Clinics, 5.00%, 8/15/51	10,000	11,749,900
Sutter Health, 5.00%, 8/15/52	10,000	11,817,600
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	12,008,290
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/44	10,000	11,658,100
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,000	11,858,593
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 5/15/35	10,000	11,969,882
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,877,100
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,928,495
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	10,114,051
5.00%, 11/01/43	8,530	10,221,749
Fresno Unified School District, GO, 5.00%, 8/01/44	10,000	12,145,500
Manteca California Unified School District, GO, 5.00%, 8/01/40	10,000	12,273,790
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 8/01/44	10,000	11,816,800
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 8/01/40	10,000	12,042,885

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California (continued)
State of California, GO, Various Purposes, 5.00%, 4/01/43	$10,000	$11,978,100

		223,830,948
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	12,189,600
Delaware — 0.3%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	12,358,700
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	12,148,700
Florida — 0.7%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB (AGM), 5.00%, 7/01/42	10,000	11,797,700
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 8/15/54	10,000	12,462,800
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	12,178,400

		36,438,900
Georgia — 0.5%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	24,308,177
Illinois — 0.2%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 1/01/36	10,000	12,115,600
Indiana — 0.2%
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,910,000
Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 7/01/43	10,000	11,879,000

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	21

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 5/15/43	$10,000	$11,715,988

		23,594,988
Massachusetts — 0.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	10,000	11,995,000
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 7/01/44	10,000	11,656,675
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	10,000	12,098,880

		35,750,555
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	12,064,400
Minnesota — 0.2%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 1/01/46	10,000	11,878,970
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 1/01/44	10,000	11,827,000
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 5/01/43	10,000	12,120,500
5.00%, 5/01/45	10,000	12,260,000

		36,207,500
Nevada — 0.2%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,921,000
New York — 1.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	10,000	11,909,300
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/39	10,000	12,128,595

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 2/15/39	$10,000	$12,184,000
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 3/15/35	10,000	12,293,900
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	12,283,980
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	12,445,000

		73,244,775
North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	12,183,381
Oklahoma — 0.3%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	10,000	12,227,400
Pennsylvania — 1.0%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 8/15/46	10,000	12,093,100
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	10,000	11,681,983
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	20,000	24,072,600

		47,847,683
South Carolina — 0.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/21 (d)	10,000	11,766,500
Tennessee — 0.2%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	11,703,100
Texas — 0.2%
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,823,700

22	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Utah — 0.3%
Utah State Transit Authority Sales Tax, RB, 5.00%, 6/15/38	$10,000	$12,352,179
Virginia — 0.5%
Fairfax County IDA, RB, Inova Health Systems Project, Series A, 5.00%, 5/15/44	10,000	11,950,800
University of Virginia, Refunding RB, Series A-2, 5.00%, 4/01/45	10,000	12,275,500

		24,226,300
Washington — 0.7%
State of Washington, GO:
5.00%, 2/01/33	10,000	12,252,400
Series A, 5.00%, 8/01/38	10,000	12,122,900
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	11,843,385

		36,218,685
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	11,615,500
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 4/01/42	10,000	11,402,465

		23,017,965
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 15.4%		777,451,489

Investment Companies	Shares	Value
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	$5,961,000
VanEck Vectors High-Yield Municipal Index ETF	300,000	9,720,000
Total Investment Companies — 0.3%		15,681,000
Total Long-Term Investments (Cost — $5,206,749,342) — 107.2%		5,430,288,043

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.41% (k)(l)	294,892,498	294,892,498
Total Short-Term Securities (Cost — $294,892,498) — 5.8%		294,892,498
Total Investments (Cost — $5,501,641,840*) — 113.0%		5,725,180,541
Liabilities in Excess of Other Assets — (4.9)%		(244,143,732)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.1)%		(412,484,961)

Net Assets — 100.0%		$5,068,551,848

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,093,684,689

Gross unrealized appreciation	$227,292,921
Gross unrealized depreciation	(8,282,030)

Net unrealized appreciation	$219,010,891

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	23

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

(k)	Current yield as of period end. During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	412,556,720	(117,664,222)	294,892,498	$294,892,498	$166,799

(l)	Current yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1,714)	5-Year U.S. Treasury Note	December 2016	$207,822,500	$65,642
(7,265)	10-Year U.S. Treasury Note	December 2016	$951,147,422	2,013,609
(2,004)	Long U.S. Treasury Bond	December 2016	$341,431,500	86,725
(1,112)	Ultra U.S. Treasury Bond	December 2016	$208,465,250	(472,664)
Total				$1,693,312

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts

24	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$15,681,000	$5,405,927,745	$8,679,298	$5,430,288,043
Short-Term Securities	294,892,498	—	—	294,892,498

Total	$310,573,498	$5,405,927,745	$8,679,298	$5,725,180,541

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,165,976	—	—	$2,165,976
Liabilities:
Interest rate contracts	(472,664)	—	—	(472,664)

Total	$1,693,312	—	—	$1,693,312

[1]	See above Schedule of Investments for values in each industry, state or political subdivision.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	25

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$23,809,800	—	—	$23,809,800
Liabilities:
TOB Trust Certificates	—	$(412,484,961)	—	(412,484,961)
Total	$23,809,800	$(412,484,961)	—	$(388,675,161)

During the period ended August 31, 2016, there were no transfers between levels.

26	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 21, 2016